ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 9.4%
	BEVERAGES - 0.7%
15,056	Monster Beverage Corporation(a)	$ 865,569

	BIOTECH & PHARMA - 0.8%
2,604	Vertex Pharmaceuticals, Inc.(a)	917,493

	ENGINEERING & CONSTRUCTION - 0.9%
5,214	Quanta Services, Inc.	1,051,247

	FOOD - 1.3%
3,312	Hershey Company (The)	766,099
7,977	Lamb Weston Holdings, Inc.	826,657
		1,592,756
	HEALTH CARE FACILITIES & SERVICES - 0.8%
10,187	Cardinal Health, Inc.	931,805

	INTERNET MEDIA & SERVICES - 0.9%
2,405	Netflix, Inc.(a)	1,055,723

	LEISURE FACILITIES & SERVICES - 1.0%
11,217	Royal Caribbean Cruises Ltd.(a)	1,223,887

	MEDICAL EQUIPMENT & DEVICES - 0.7%
7,456	DexCom, Inc.(a)	928,719

	RENEWABLE ENERGY - 0.7%
4,373	First Solar, Inc.(a)	906,960

	SEMICONDUCTORS - 0.8%
8,118	Advanced Micro Devices, Inc.(a)	928,699

	TECHNOLOGY SERVICES - 0.8%
1,136	Fair Isaac Corporation(a)	951,934

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 9.4% (Continued)

	TOTAL COMMON STOCKS (Cost $10,105,091)	$ 11,354,792

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.6%
	EQUITY - 90.6%
153,193	Communication Services Select Sector SPDR Fund	10,538,146
47,164	Consumer Discretionary Select Sector SPDR Fund	8,194,273
131,116	Consumer Staples Select Sector SPDR Fund	9,932,037
145,739	Health Care Select Sector SPDR Fund	19,550,887
56,651	Industrial Select Sector SPDR Fund	6,255,403
54,943	Invesco QQQ Trust Series 1	21,080,530
27,188	SPDR S&P 500 ETF Trust	12,446,395
118,250	Technology Select Sector SPDR Fund	21,089,888
		109,087,559

	TOTAL EXCHANGE-TRADED FUNDS (Cost $93,179,944)	109,087,559

	TOTAL INVESTMENTS - 100.0% (Cost $103,285,035)	$ 120,442,351
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(43,831)
	NET ASSETS - 100.0%	$ 120,398,520

ETF	- Exchange-Traded Fund
LTD	- Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.